Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost
Balance at beginning of year	$ 1,174	$ 1,142
Additions during the year	2	32
Balance at end of year	1,176	1,174
Accumulated Depreciation
Balance at beginning of year	996	916
Additions during the year	60	80
Balance at end of year	1,056	996
Depreciated balance	120	178	$ 226
Machinery and equipment [Member]
Cost
Balance at beginning of year	736	712
Additions during the year		24
Balance at end of year	736	736
Accumulated Depreciation
Balance at beginning of year	609	557
Additions during the year	30	52
Balance at end of year	639	609
Depreciated balance	97	127	155
Leasehold improvements [Member]
Cost
Balance at beginning of year	47	47
Balance at end of year	47	47
Accumulated Depreciation
Balance at beginning of year	41	36
Additions during the year	6	5
Balance at end of year	47	41
Depreciated balance		6	11
Office furniture and equipment (including computers) [Member]
Cost
Balance at beginning of year	391	383
Additions during the year	2	8
Balance at end of year	393	391
Accumulated Depreciation
Balance at beginning of year	346	323
Additions during the year	24	23
Balance at end of year	370	346
Depreciated balance	$ 23	$ 45	$ 60